Institutional Class Z [Member] Performance Management - Institutional Z - Harding Loevner International Small Companies Portfolio	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Portfolio Performance
Performance Narrative [Text Block]
The following bar chart shows the investment results of the Portfolio’s Institutional Class Z shares for the prior year.
The table that follows shows how the average annual returns of the Portfolio’s Institutional Class Z shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the
Institutional Class Z shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future. In accordance with new regulatory requirements, the Portfolio has selected the MSCI All Country World ex US Index as the Portfolio’s broad-based securities market index. The Portfolio has selected the MSCI All Country World ex US Small Cap Index as a secondary benchmark.
Once available, updated Portfolio performance information will be available at www.hardingloevnerfunds.com or by calling (877) 435‑8105.

Performance Past Does Not Indicate Future [Text]	How theInstitutional Class Z shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows the investment results of the Portfolio’s Institutional Class Z shares for the prior year. The table that follows shows how the average annual returns of the Portfolio’s Institutional Class Z shares compare with a broad measure of market performance.
Performance Additional Market Index [Text]	The Portfolio has selected the MSCI All Country World ex US Small Cap Index as a secondary benchmark.
Bar Chart [Heading]	International Small Companies Portfolio – Institutional Class Z
Bar Chart Closing [Text Block]	The best calendar quarter return during the period shown above was 16.61% in the second quarter of 2025; the worst was ‑10.58% in the fourth quarter of 2024.
Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After‑tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their Portfolio shares through tax‑deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Performance Availability Website Address [Text]	www.hardingloevnerfunds.com
Performance Availability Phone [Text]	(877) 435‑8105
Institutional Class Z
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	best calendar quarter return
Highest Quarterly Return	16.61%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	the worst
Lowest Quarterly Return	(10.58%)
Lowest Quarterly Return, Date	Dec. 31, 2024